Share-Based Compensation - Schedule of Restricted Stock Activity (Details) - shares		12 Months Ended
	Oct. 04, 2018	Jul. 31, 2020	Jul. 31, 2019
Granted			500,000
Vested		(400,000)	(400,000)
Outstanding, Ending balance		1,512,500
Restricted Stock Unit Awards (RSU's) [Member]
Outstanding, Beginning balance		1,912,500	1,525,000
Granted		500,000	725,000
Vested	(500,000)	(400,000)	(206,250)
Forfeited			(131,250)
Outstanding, Ending balance	2,012,500	2,012,500	1,912,500